Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Gross lease obligation, secured by related equipment		$ 278
Less: current portion		(185)
Capital lease obligations, net of current portion	$ 13	$ 93	$ 7